Other Non-Current Assets, Net - Schedule of Other Non-Current Assets, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Other Non-Current Assets, Net [Abstract]
Long-term restricted cash (Note i)	[1]		$ 1,714
Long-term receivable (Note ii)	[2]	587	1,467
Educational content (Note iii)	[3]	810
Long-term lease deposits		194	194
Others		13	23
Sub-total		1,604	3,398
Less: allowance for credit losses (Note ii)	[2]	(308)	(769)
Total		$ 1,296	$ 2,629

[1]	It includes cash in collateral bank accounts for the issuance of letters of credit in U.S.
[2]	Long-term receivable, net related to Bay State College and expected to be collected more than twelve months. The portion expected to be collected within 12 months is reclassified to prepaid and other current assets, net.
[3]	For the year ended December 31, 2024, the Group performed impairment assessment on the Educational content and nil impairment loss was recorded.